PRIVATE PLACEMENT WARRANTS	12 Months Ended
Dec. 31, 2023
Private Placement Warrants
PRIVATE PLACEMENT WARRANTS

NOTE 4. PRIVATE PLACEMENT WARRANTS

On February 23, 2022, simultaneously with the consummation of the IPO and the underwriters’ exercise of their over-allotment option in full, the Company consummated the issuance and sale of 9,763,333 Private Placement Warrants in a private placement transaction at a price of $1.50 per Private Placement Warrant, generating gross proceeds of $14,645,000. Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants are non-redeemable and exercisable on a cashless basis.

The Original Sponsor and the Company’s initial officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination. The New Sponsor and the Company’s current officers and directors may be deemed to be subject to this same obligation.